Cash management assets - Cash management income and bank interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash management assets.
Realized gains/(losses) (see above)	$ (1,898)	$ 65	$ 527
Fair value movement (see above)	795	(211)	(4,624)
Interest and dividend income	1,096	1,987	1,990
Bank interest income	393	4,862	3,908
Total cash management income and bank interest	$ 386	$ 6,703	$ 1,801